Note 5 - Allowance for Doubtful Accounts and Loans (Tables)	12 Months Ended
Mar. 31, 2014
Japan, Yen
Note 5 - Allowance for Doubtful Accounts and Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	-	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	-	¥176,393

Year ended March 31, 2014	¥176,393	¥(12,067)	¥(46,935)	-	¥117,391

United States of America, Dollars
Note 5 - Allowance for Doubtful Accounts and Loans (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of U.S. Dollars
	Balance at Beginning of Year	Credits Charged Off	Reversal of Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2014	$1,713	$(117)	$(456)	-	$1,140